SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Reconciliation of Net Loss per Common Share
The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021	For the Period from October 7, 2020 (Inception) through December 31, 2020
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption	$(3,608,162)	$—

Net earnings attributable to Class A Common Stock subject to possible redemption	$(3,608,162)	$—

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	—

Basic and diluted net loss per share, Class A Common Stock subject to possible redemption	$(0.15)	$(0.00)

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(1,430,602)	$(20,000)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net loss	$(1,430,602)	$(20,000)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	9,590,182	6,375,000

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.15)	$(0.00)